STOCKBASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2020	Dec. 31, 2019	May 18, 2016
Allocated Share-based Compensation Expense		$ 102,081	$ 0
Fair value of warrants		$ 35,670
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 87.50
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		The options vest at a rate of 100 on each anniversary date of the respective grants
Stock Incentive Plan2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				27
Minimum [Member] | April To September, 2020 [Member]
Exercise price		$ 1.45
Warrants granted		23,262
Warrant descriptions		granted a total of 60,000 warrants to three of our board members at an exercise price of $2.00
Maximum [Member]
Exercise price		$ 3.50